Discontinued Operations - Schedule of Balance Sheet Discontinued Operation (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash		$ 2,150
Accounts receivable, net
Inventory
Prepaid expenses and other current assets
Total Current assets		2,150
Intangible assets
Goodwill
Deposits and other assets
Total Assets		2,150
Current Liabilities
Accounts payable and accrued liabilities
Note payable, net of debt discount and issuance costs
Deferred revenue
Total Current Liabilities
Investment from Parent
Total Liabilities
Stockholders’ Equity (Deficit)
Accumulated deficit		2,150
Accumulated other comprehensive income
Total Creatd, Inc. Stockholders’ Equity (Deficit)		2,150
Non-controlling interest in consolidated subsidiaries
Total Liabilities and Stockholders’ Equity (Deficit)		$ 2,150